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                                                                [LOGO OF LINCOLN
                                                                FINANCIAL GROUP]
                                                                Lincoln Life

The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778

VIA EDGAR

March 29, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re:   LLANY Separate Account R for Flexible Premium Variable Life Insurance
       (the "Account")
      Lincoln Life & Annuity Company of New York ("LLANY")
      File No. 333-125993; 811-08651; CIK: 0001055225
      Pre-Effective Amendment No. 4, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 4 to the initial Registration Statement on Form N-6 for a variable life insurance proprietary product to be offered only to clients of financial advisors affiliated with M Financial Group. The marketing name for this product is "Lincoln Momentum SVUL /ONE/." This filing incorporates the specific 1933 Act and 1940 Act identifying numbers for this Registration Statement and the Separate Account in the Powers of Attorney.

I am representing LLANY in these matters. Please contact me at (860) 466-2374 with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel